Fair Values of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value on a Recurring Basis	Table 17.1 presents the balances of assets and liabilities recorded at fair value on a recurring basis.
Table 17.1: Fair Value on a Recurring Basis

	December 31, 2020				December 31, 2019
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Trading debt securities:
Securities of U.S. Treasury and federal agencies	$32,060	3,197	—	35,257	32,335	4,382	—	36,717
Collateralized loan obligations	—	534	148	682	—	555	183	738
Corporate debt securities	—	10,696	13	10,709	—	11,006	38	11,044
Federal agency mortgage-backed securities	—	23,549	—	23,549	—	26,458	—	26,458
Non-agency mortgage-backed securities	—	1,039	12	1,051	—	1,254	—	1,254
Other debt securities	—	3,847	—	3,847	—	3,520	2	3,522
Total trading debt securities	32,060	42,862	173	75,095	32,335	47,175	223	79,733
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	22,159	—	—	22,159	13,460	1,500	—	14,960
Non-U.S. government securities	—	16,813	—	16,813	—	—	—	—
Securities of U.S. states and political subdivisions	—	19,182	224	19,406	—	39,924	413	40,337
Federal agency mortgage-backed securities	—	139,070	—	139,070	—	162,453	—	162,453
Non-agency mortgage-backed securities	—	3,697	32	3,729	—	4,719	42	4,761
Collateralized loan obligations	—	9,018	—	9,018	—	29,055	—	29,055
Other debt securities	38	7,421	2,738	10,197	37	10,746	1,110	11,893
Total available-for-sale debt securities	22,197	195,201	2,994	220,392	13,497	248,397	1,565	263,459
Loans held for sale	—	17,572	1,234	18,806	—	16,364	1,214	17,578
Mortgage servicing rights (residential)	—	—	6,125	6,125	—	—	11,517	11,517
Derivative assets (gross):
Interest rate contracts	11	35,590	462	36,063	26	23,792	229	24,047
Commodity contracts	—	1,997	39	2,036	—	1,413	8	1,421
Equity contracts	4,888	12,384	1,613	18,885	2,946	4,135	1,455	8,536
Foreign exchange contracts	19	8,573	11	8,603	12	5,197	5	5,214
Credit contracts	—	45	50	95	—	49	59	108
Total derivative assets (gross)	4,918	58,589	2,175	65,682	2,984	34,586	1,756	39,326
Equity securities:
Marketable	23,995	596	5	24,596	33,702	216	3	33,921
Nonmarketable (1)	10	21	9,228	9,259	—	22	7,847	7,869
Total equity securities	24,005	617	9,233	33,855	33,702	238	7,850	41,790
Total assets prior to derivative netting	$83,180	314,841	21,934	419,955	82,518	346,760	24,125	453,403
Derivative netting (2)				(39,836)				(25,123)
Total assets after derivative netting				380,119				428,280
Derivative liabilities (gross):
Interest rate contracts	$(27)	(26,259)	(16)	(26,302)	$(23)	(19,328)	(15)	(19,366)
Commodity contracts	—	(1,503)	(40)	(1,543)	—	(1,746)	(24)	(1,770)
Equity contracts	(4,860)	(15,219)	(1,927)	(22,006)	(2,011)	(6,729)	(1,724)	(10,464)
Foreign exchange contracts	(10)	(8,134)	(12)	(8,156)	(11)	(6,213)	(23)	(6,247)
Credit contracts	—	(49)	(9)	(58)	—	(53)	(30)	(83)
Total derivative liabilities (gross)	(4,897)	(51,164)	(2,004)	(58,065)	(2,045)	(34,069)	(1,816)	(37,930)
Short-sale trading liabilities	(15,292)	(7,149)	—	(22,441)	(11,482)	(5,948)	—	(17,430)
Total liabilities prior to derivative netting	$(20,189)	(58,313)	(2,004)	(80,506)	(13,527)	(40,017)	(1,816)	(55,360)
Derivative netting (2)				41,556				28,851
Total liabilities after derivative netting				(38,950)				(26,509)
(1)Excludes $154 million and $146 million of nonmarketable equity securities as of December 31, 2020 and 2019, respectively, that are measured at fair value using non-published NAV per share (or its equivalent) as a practical expedient that are not classified in the fair value hierarchy.
(2)Represents balance sheet netting of derivative asset and liability balances, related cash collateral and portfolio level counterparty valuation adjustments. See Note 16 (Derivatives) for additional information.

Changes in Level 3 Fair Value Assets and Liabilities on a Recurring Basis	Table 17.2 presents the changes in Level 3 assets and liabilities measured at fair value on a recurring basis.
Table 17.2: Changes in Level 3 Fair Value Assets and Liabilities on a Recurring Basis

									Net unrealized gains (losses) related to assets and liabilities held at period end
(in millions)	Balance, beginning of period	Net gains/(losses) (1)	Purchases (2)	Sales	Settlements	Transfers into Level 3 (3)	Transfers out of Level 3 (4)	Balance, end of period		(5)
Year ended December 31, 2020
Trading debt securities	$223	(53)	600	(589)	(12)	115	(111)	173	(36)	(6)
Available-for-sale debt securities	1,565	(34)	43	(68)	(263)	2,255	(504)	2,994	1	(6)
Loans held for sale	1,214	(96)	1,312	(586)	(323)	1,927	(2,214)	1,234	(38)	(6)
Mortgage servicing rights (residential) (8)	11,517	(7,068)	1,707	(32)	1	—	—	6,125	(4,693)	(7)
Net derivative assets and liabilities:
Interest rate contracts	214	2,074	—	—	(1,842)	—	—	446	334
Equity contracts	(269)	(316)	—	—	298	(22)	(5)	(314)	(19)
Other derivative contracts	(5)	(63)	8	3	73	22	1	39	11
Total derivative contracts	(60)	1,695	8	3	(1,471)	—	(4)	171	326	(9)
Equity securities	$7,850	1,369	2	—	—	23	(11)	9,233	1,370	(6)
Year ended December 31, 2019
Trading debt securities	$290	(31)	391	(385)	(34)	1	(9)	223	(31)	(6)
Available-for-sale debt securities	2,044	(6)	475	(9)	(743)	6	(202)	1,565	(4)	(6)
Loans held for sale	1,057	56	356	(237)	(263)	354	(109)	1,214	51	(6)
Mortgage servicing rights (residential) (8)	14,649	(4,779)	1,933	(286)	—	—	—	11,517	(2,569)	(7)
Net derivative assets and liabilities:
Interest rate contracts	25	585	—	—	(396)	—	—	214	249
Equity contracts	(17)	(571)	—	—	292	6	21	(269)	(186)
Other derivative contracts	13	(176)	13	(12)	132	2	23	(5)	12
Total derivative contracts	21	(162)	13	(12)	28	8	44	(60)	75	(9)
Equity securities	$5,468	2,383	—	(1)	—	12	(12)	7,850	2,386	(6)
Year ended December 31, 2018
Trading debt securities	$407	(16)	428	(352)	(161)	—	(16)	290	(15)	(6)
Available-for-sale debt securities	2,994	71	364	(167)	(874)	—	(344)	2,044	(4)	(6)
Loans held for sale	1,012	(25)	444	(360)	(156)	152	(10)	1,057	(21)	(6)
Mortgage servicing rights (residential) (8)	13,625	(915)	2,010	(71)	—	—	—	14,649	960	(7)
Net derivative assets and liabilities:
Interest rate contracts	71	(397)	—	—	351	—	—	25	(42)
Equity contracts	(511)	(108)	3	(37)	556	(1)	81	(17)	(169)
Other derivative contracts	62	(34)	12	(7)	(13)	(7)	—	13	(28)
Total derivative contracts	(378)	(539)	15	(44)	894	(8)	81	21	(239)	(9)
Equity securities	$5,203	703	—	(51)	(399)	16	(4)	5,468	642	(6)
(1)Includes net gains (losses) included in both net income and other comprehensive income. All amounts represent net gains (losses) included in net income except for $0 million, $(40) million, and $(18) million included in other comprehensive income from available-for-sale debt securities for the years ended December 31, 2020, 2019 and 2018, respectively.
(2)Includes originations of mortgage servicing rights and loans held for sale.
(3)All assets and liabilities transferred into Level 3 were previously classified within Level 2.
(4)All assets and liabilities transferred out of Level 3 are classified as Level 2, except for $153 million of available-for-sale debt securities that were transferred to loans during third quarter 2019.
(5)Includes net unrealized gains (losses) related to assets and liabilities held at period end included in both net income and other comprehensive income. All amounts represent net unrealized gains (losses) included in net income except for $57 million included in other comprehensive income from available-for-sale debt securities for the year ended December 31, 2020.
(6)Included in net gains on trading and securities in the consolidated statement of income.
(7)Included in mortgage banking income and other noninterest income in the consolidated statement of income.
(8)For more information on the changes in mortgage servicing rights, see Note 9 (Mortgage Banking Activities).
(9)Included in mortgage banking income, net gains on trading and securities, and other noninterest income in the consolidated statement of income.
Valuation Techniques - Recurring Basis
Table 17.3 provides quantitative information about the valuation techniques and significant unobservable inputs used in the valuation of our Level 3 assets and liabilities measured at fair value on a recurring basis for which we use an internal model.
The significant unobservable inputs for Level 3 assets and liabilities inherent in the fair values obtained from third-party vendors are not included in the table, as the specific inputs applied are not provided by the vendor (see discussion in the “Level 3 Asset and Liability Valuation Processes” section within this Note regarding vendor-developed valuations).
Weighted averages of inputs are calculated using outstanding unpaid principal balance for cash instruments, such as loans and securities, and notional amounts for derivative instruments.
Table 17.3: Valuation Techniques – Recurring Basis

($ in millions, except cost to service amounts)	Fair Value Level 3		Valuation Technique(s)	Significant Unobservable Inputs	Range of Inputs				Weighted Average
December 31, 2020
Trading and available-for-sale debt securities	$2,126		Discounted cash flow	Discount rate	0.4	-	14.7%		3.6
	759		Vendor priced
	173		Market comparable pricing	Comparability adjustment	(39.8)	-	0.3		(8.4)
	109		Market comparable pricing	Multiples	7.2x	-	12.1x		8.0x
Loans held for sale	1,234		Discounted cash flow	Default rate	0.0	-	31.6%		1.7
				Discount rate	1.3	-	12.0		4.5
				Loss severity	0.0	-	32.3		18.4
				Prepayment rate	8.3	-	23.6		15.1
Mortgage servicing rights (residential)	6,125		Discounted cash flow	Cost to service per loan (1)	$63	-	712		130
				Discount rate	4.9	-	8.3%		5.8
				Prepayment rate (2)	14.3	-	22.8		19.9
Net derivative assets and (liabilities):
Interest rate contracts	206		Discounted cash flow	Default rate	0.0	-	6.0		1.7
				Loss severity	50.0	-	50.0		50.0
				Prepayment rate	2.8	-	22.0		18.2
Interest rate contracts: derivative loan commitments	240		Discounted cash flow	Fall-out factor	1.0	-	99.0		28.8
				Initial-value servicing	(51.6)	-	268.0	bps	65.5
Equity contracts	220		Discounted cash flow	Conversion factor	(8.6)	-	0.0%		(8.2)
				Weighted average life	0.5	-	2.0	yrs	1.0
	(534)		Option model	Correlation factor	(77.0)	-	99.0%		24.8
				Volatility factor	6.5	-	96.6		26.4
Nonmarketable equity securities	9,228		Market comparable pricing	Comparability adjustment	(20.3)	-	(3.2)		(13.8)

Insignificant Level 3 assets, net of liabilities	44
Total Level 3 assets, net of liabilities	$19,930	(3)
December 31, 2019
Trading and available-for-sale debt securities	$693		Discounted cash flow	Discount rate	1.3		14.9%		6.6
	852		Vendor priced
	243		Market comparable pricing	Comparability adjustment	(19.7)		19.2		0.5
Loans held for sale	1,214		Discounted cash flow	Default rate	0.0		15.5		0.7
				Discount rate	3.0		5.6		4.5
				Loss severity	0.0		43.5		21.7
				Prepayment rate	5.7		15.4		7.8
Mortgage servicing rights (residential)	11,517		Discounted cash flow	Cost to service per loan (1)	$61		495		102
				Discount rate	6.0		13.6%		7.2
				Prepayment rate (2)	9.6		24.4		11.9
Net derivative assets and (liabilities):
Interest rate contracts	146		Discounted cash flow	Default rate	0.0		5.0		1.7
				Loss severity	50.0		50.0		50.0
				Prepayment rate	2.8		25.0		15.0
Interest rate contracts: derivative loan commitments	68		Discounted cash flow	Fall-out factor	1.0		99.0		16.7
				Initial-value servicing	(32.2)		149.0	bps	36.4
Equity contracts	147		Discounted cash flow	Conversion factor	(8.8)		0.0%		(7.7)
				Weighted average life	0.5		3.0	yrs	1.5
	(416)		Option model	Correlation factor	(77.0)		99.0%		23.8
				Volatility factor	6.8		100.0		18.7
Nonmarketable equity securities	7,847		Market comparable pricing	Comparability adjustment	(20.2)		(4.2)		(14.6)

Insignificant Level 3 assets, net of liabilities	(2)
Total Level 3 assets, net of liabilities	$22,309	(3)
(1)The high end of the range of inputs is for servicing modified loans. For non-modified loans the range is $63 - $252 at December 31, 2020, and $61 - $231 at December 31, 2019.
(2)Includes a blend of prepayment speeds and expected defaults. Prepayment speeds are influenced by mortgage interest rates as well as our estimation of drivers of borrower behavior.
(3)Consists of total Level 3 assets of $21.9 billion and $24.1 billion and total Level 3 liabilities of $2.0 billion and $1.8 billion, before netting of derivative balances, at December 31, 2020 and 2019, respectively.

Fair Value on a Nonrecurring Basis
Table 17.4 provides the fair value hierarchy and fair value at the date of the nonrecurring fair value adjustment for all assets that were still held as of December 31, 2020 and 2019, and for which a nonrecurring fair value adjustment was recorded during the years then ended.
Table 17.5 presents the increase (decrease) in value of certain assets held at the end of the respective reporting periods presented for which a nonrecurring fair value adjustment was recognized during the periods presented.

Table 17.4: Fair Value on a Nonrecurring Basis

	December 31, 2020			December 31, 2019
(in millions)	Level 2	Level 3	Total	Level 2	Level 3	Total
Loans held for sale (1)	2,672	2,945	5,617	2,039	3,803	5,842
Loans:
Commercial	1,385	—	1,385	280	—	280
Consumer	395	—	395	213	1	214
Total loans	1,780	—	1,780	493	1	494
Mortgage servicing rights (commercial)	—	510	510	—	—	—
Nonmarketable equity securities	2,397	790	3,187	1,308	173	1,481
Other assets	1,350	428	1,778	359	27	386
Total assets at fair value on a nonrecurring basis	$8,199	4,673	12,872	4,199	4,004	8,203
(1)Predominantly consists of commercial mortgages and residential mortgage – first lien loans.

Changes in Value of Assets with Nonrecurring Fair Value Adjustment
Table 17.5: Change in Value of Assets with Nonrecurring Fair Value Adjustment

	Year ended December 31,
(in millions)	2020	2019	2018
Loans held for sale	$12	11	(18)
Loans:
Commercial	(754)	(291)	(221)
Consumer	(260)	(207)	(284)
Total loans	(1,014)	(498)	(505)
Mortgage servicing rights (commercial)	(37)	—	—
Nonmarketable equity securities	435	322	265
Premises and equipment	—	(170)	—
Other assets	(469)	(84)	(40)
Total	$(1,073)	(419)	(298)

Valuation Techniques - Nonrecurring Basis	Table 17.6 provides quantitative information about the valuation techniques and significant unobservable inputs used in the valuation of our Level 3 assets that are measured at fair value on a nonrecurring basis, a significant portion of which use an internal model. The table is limited to financial instruments that had nonrecurring fair value adjustments during the periods presented. Weighted averages of inputs are calculated using outstanding unpaid principal balance for cash instruments, such as loans, and carrying value prior to the nonrecurring fair value measurement for nonmarketable equity securities.
Table 17.6: Valuation Techniques – Nonrecurring Basis

($ in millions)	Fair Value Level 3	Valuation Technique(s) (1)	Significant Unobservable Inputs (1)		Range of Inputs Positive (Negative)			Weighted Average
December 31, 2020
Loans held for sale (2)	$1,628	Discounted cash flow	Default rate	(3)	0.3	—	85.5%	31.5
			Discount rate		0.6	—	11.9	3.0
			Loss severity		0.4	—	45.0	8.1
			Prepayment rate	(4)	8.3	—	100.0	42.5
	1,317	Market comparable pricing	Comparability adjustment		(11.6)	—	(1.8)	(3.1)
Mortgage servicing rights (commercial)	510	Discounted cash flow	Cost to service per loan		$150	—	3,377	2,779
			Discount rate		1.9	—	1.9%	1.9
			Prepayment rate		0.0	—	20.0	5.4
Nonmarketable equity securities (5)	844	Market comparable pricing	Multiples		0.1x	—	10.9x	5.0x
	188	Market comparable pricing	Comparability adjustment		(100.0)	—	(20.0)%	(61.4)
	76	Other	Company risk factor		(100.0)	—	(20.0)	(57.7)
	91	Discounted cash flow	Discount rate		10.0	—	20.0	11.5
			Company risk factor		(62.6)	—	0.0	(30.3)
			Crude oil prices ($/barrel)		$42	—	48	47
			Natural gas prices ($/MMBtu)		2	—	2	2
Insignificant Level 3 assets	19
Total	$4,673
December 31, 2019
Loans held for sale (2)	$3,803	Discounted cash flow	Default rate	(3)	0.3	—	48.3%	4.6
			Discount rate		1.5	—	9.4	4.3
			Loss severity		0.4	—	100.0	23.4
			Prepayment rate	(4)	4.8	—	100.0	23.2
Insignificant Level 3 assets	201
Total	$4,004
(1)Refer to the narrative following Table 17.3 for a definition of the valuation technique(s) and significant unobservable inputs used in the valuation of loans held for sale, mortgage servicing rights, and certain nonmarketable equity securities.
(2)Consists of approximately $2.6 billion and $1.3 billion of government insured/guaranteed loans purchased from GNMA-guaranteed mortgage securitizations at December 31, 2020 and 2019, respectively, and approximately $300 million and $2.5 billion of other mortgage loans that are not government insured/guaranteed at December 31, 2020 and 2019, respectively .
(3)Applies only to non-government insured/guaranteed loans.
(4)Includes the impact on prepayment rate of expected defaults for government insured/guaranteed loans, which impact the frequency and timing of early resolution of loans.
(5)Includes $417 million of private equity and venture capital investments in consolidated portfolio companies classified in other assets on the consolidated balance sheet.

Fair Value Option	Table 17.7 reflects differences between the fair value carrying amount of the assets for which we have elected the fair value option and the contractual aggregate unpaid principal amount at maturity. Nonaccrual loans and loans 90 days or more past due and still accruing included in LHFS which we have elected the fair value option are insignificant at December 31, 2020 and 2019.
Table 17.7: Fair Value Option

	December 31, 2020			December 31, 2019
(in millions)	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal
Loans held for sale	$18,806	18,217	589	17,578	17,299	279

Fair Value Estimates for Financial Instruments	Table 17.8 presents a summary of fair value estimates for financial instruments that are not carried at fair value on a recurring basis. Some financial instruments are excluded from the scope of this table, such as certain insurance contracts and leases. This table also excludes assets and liabilities that are not financial instruments such as the value of the long-term relationships with our deposit, credit card and trust customers, MSRs, premises and equipment, goodwill and deferred taxes.
Loan commitments, standby letters of credit and commercial and similar letters of credit are not included in
Table 17.8. A reasonable estimate of the fair value of these instruments is the carrying value of deferred fees plus the allowance for unfunded credit commitments, which totaled $1.4 billion and $1.0 billion at December 31, 2020 and 2019, respectively.
The total of the fair value calculations presented does not represent, and should not be construed to represent, the underlying fair value of the Company.
Table 17.8: Fair Value Estimates for Financial Instruments

		Estimated fair value
(in millions)	Carrying amount	Level 1	Level 2	Level 3	Total
December 31, 2020
Financial assets
Cash and due from banks (1)	$28,236	28,236	—	—	28,236
Interest-earning deposits with banks (1)	236,376	236,258	118	—	236,376
Federal funds sold and securities purchased under resale agreements (1)	65,672	—	65,672	—	65,672
Held-to-maturity debt securities	205,720	48,597	162,777	933	212,307
Loans held for sale	17,578	—	14,952	3,419	18,371
Loans, net (2)	853,595	—	56,270	817,827	874,097
Nonmarketable equity securities (cost method)	3,588	—	—	3,632	3,632
Total financial assets	$1,410,765	313,091	299,789	825,811	1,438,691
Financial liabilities
Deposits (3)	$52,807	—	33,321	19,940	53,261
Short-term borrowings	58,999	—	58,999	—	58,999
Long-term debt (4)	212,922	—	219,321	1,381	220,702
Total financial liabilities	$324,728	—	311,641	21,321	332,962
December 31, 2019
Financial assets
Cash and due from banks (1)	$21,757	21,757	—	—	21,757
Interest-earning deposits with banks (1)	119,493	119,257	236	—	119,493
Federal funds sold and securities purchased under resale agreements (1)	102,140	—	102,140	—	102,140
Held-to-maturity debt securities	153,933	46,138	109,933	789	156,860
Loans held for sale	6,741	—	2,944	4,721	7,665
Loans, net (2)	933,042	—	54,125	891,714	945,839
Nonmarketable equity securities (cost method)	4,790	—	—	4,823	4,823
Total financial assets	$1,341,896	187,152	269,378	902,047	1,358,577
Financial liabilities
Deposits (3)	$118,849	—	87,279	31,858	119,137
Short-term borrowings	104,512	—	104,513	—	104,513
Long-term debt (4)	228,159	—	231,332	1,720	233,052
Total financial liabilities	$451,520	—	423,124	33,578	456,702
(1)Amounts consist of financial instruments for which carrying value approximates fair value.
(2)Excludes lease financing with a carrying amount of $15.4 billion and $19.5 billion at December 31, 2020 and 2019, respectively.
(3)Excludes deposit liabilities with no defined or contractual maturity of $1.4 trillion and $1.2 trillion at December 31, 2020 and 2019, respectively.
(4)Excludes capital lease obligations under capital leases of $28 million and $32 million at December 31, 2020 and 2019, respectively.